Investment Securities	6 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Investment Securities	INVESTMENT SECURITIES
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2024 and September 30, 2024:

At March 31, 2024 (As Adjusted):	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,287,730	¥5,768	¥126,098	¥23,167,400
Japanese prefectural and municipal bonds	1,055,564	227	9,800	1,045,991
Foreign government and official institution bonds	3,428,199	4,981	130,629	3,302,551
Corporate bonds	1,019,832	10,685	4,049	1,026,468
Residential mortgage-backed securities	1,229,615	255	345	1,229,525
Asset-backed securities	1,239,772	9,251	1,877	1,247,146
Other debt securities	407,917	3,419	7,450	403,886
Total	¥31,668,629	¥34,586	¥280,248	¥31,422,967
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥15,191,741	¥4,745	¥97,603	¥15,098,883
Japanese prefectural and municipal bonds	1,999,182	2,048	16,328	1,984,902
Corporate bonds	119,490	93	179	119,404
Residential mortgage-backed securities	4,952,083	3,153	179,537	4,775,699
Asset-backed securities	2,581,466	3,681	6,521	2,578,626
Total	¥24,843,962	¥13,720	¥300,168	¥24,557,514

At September 30, 2024:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥18,761,335	¥10,245	¥131,338	¥18,640,242
Japanese prefectural and municipal bonds	871,795	11	11,188	860,618
Foreign government and official institution bonds	3,487,233	16,365	73,603	3,429,995
Corporate bonds	937,702	9,761	5,440	942,023
Residential mortgage-backed securities	1,173,805	266	314	1,173,757
Asset-backed securities	1,402,431	10,739	515	1,412,655
Other debt securities	501,639	5,326	3,429	503,536
Total	¥27,135,940	¥52,713	¥225,827	¥26,962,826
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥13,842,654	¥14,647	¥133,864	¥13,723,437
Japanese prefectural and municipal bonds	2,216,346	987	23,987	2,193,346
Corporate bonds	191,305	157	544	190,918
Residential mortgage-backed securities	4,670,796	29,014	81,381	4,618,429
Asset-backed securities	1,818,347	5,364	1,208	1,822,503
Total	¥22,739,448	¥50,169	¥240,984	¥22,548,633

Contractual Maturities
The amortized cost and fair values of Held-to-maturity debt securities and the fair values of Available-for-sale debt securities at September 30, 2024 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥2,484,027	¥2,481,938	¥16,621,054
Due from one year to five years	8,156,136	8,089,148	5,235,427
Due from five years to ten years	6,548,526	6,475,490	2,182,338
Due after ten years	5,550,759	5,502,057	2,924,007
Total	¥22,739,448	¥22,548,633	¥26,962,826
Realized Gains and Losses
For the six months ended September 30, 2023 and 2024, gross realized gains on sales of Available-for-sale debt securities were ¥79,165 million and ¥36,529 million, respectively, and gross realized losses on sales of Available-for-sale debt securities were ¥26,596 million and ¥33,773 million, respectively.
Impairment Losses on Investment Securities
For the six months ended September 30, 2023, impairment losses on Available-for-sale debt securities, mainly comprised of corporate bonds, were included in Investment securities gains (losses)—net in the accompanying condensed consolidated statements of income and were not material.
For the six months ended September 30, 2024, impairment losses on Available-for-sale debt securities of ¥12,825 million, mainly comprised of other debt securities, were included in Investment securities gains (losses)—net in the accompanying condensed consolidated statements of income.
For the six months ended September 30, 2023 and 2024, the MUFG Group’s Held-to-maturity debt securities were guaranteed by Japanese or U.S. government entities or agencies and had a long history of no credit losses or were rated investment grade. Based on the analysis performed, the MUFG Group has the intent and ability to hold these securities to maturity. Therefore, no credit losses were expected on these securities and no impairment loss has been recorded.
Gross Unrealized Losses and Fair Value
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2024 and September 30, 2024 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2024 (As Adjusted):	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥18,640,364	¥9,427	¥1,756,792	¥116,671	¥20,397,156	¥126,098	440
Japanese prefectural and municipal bonds	416,047	1,502	520,133	8,298	936,180	9,800	574
Foreign government and official institution bonds	358,973	9,306	1,942,369	121,323	2,301,342	130,629	97
Corporate bonds	167,004	467	442,274	3,582	609,278	4,049	309
Residential mortgage-backed securities	185,197	14	343,621	331	528,818	345	14
Asset-backed securities	23,810	9	160,109	1,868	183,919	1,877	17
Other debt securities	202,787	54	64,908	7,396	267,695	7,450	56
Total	¥19,994,182	¥20,779	¥5,230,206	¥259,469	¥25,224,388	¥280,248	1,507

	Less than 12 months		12 months or more		Total
At September 30, 2024:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥12,386,848	¥5,407	¥1,757,038	¥125,931	¥14,143,886	¥131,338	417
Japanese prefectural and municipal bonds	167,167	610	672,133	10,578	839,300	11,188	529
Foreign government and official institution bonds	255,136	2,852	1,765,019	70,751	2,020,155	73,603	83
Corporate bonds	150,753	1,119	459,710	4,321	610,463	5,440	369
Residential mortgage-backed securities	207,273	15	326,360	299	533,633	314	15
Asset-backed securities	118,095	285	45,666	230	163,761	515	19
Other debt securities	362,704	321	50,322	3,108	413,026	3,429	93
Total	¥13,647,976	¥10,609	¥5,076,248	¥215,218	¥18,724,224	¥225,827	1,525

Evaluating Available-for-sale Debt Securities for Impairment Losses
The following describes the nature of the MUFG Group’s Available-for-sale debt securities and the conclusions reached in determining whether impairment losses exist.
Japanese national government and Japanese government agency bonds, Japanese prefectural and municipal bonds, Foreign government and official institution bonds
As of September 30, 2024, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, no credit loss was identified as of September 30, 2024 and no impairment loss has been recorded.
Corporate bonds
As of September 30, 2024, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.
Residential mortgage-backed securities
As of September 30, 2024, unrealized losses associated with these securities were mainly resulting from changes in interest rates and not from changes in credit quality. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, no credit loss was identified as of September 30, 2024 and no impairment loss had been recorded.
Asset-backed securities
As of September 30, 2024, unrealized losses associated with these securities, other than highly illiquid securities for which fair values are difficult to determine, were mainly resulting from changes in interest rates and not from changes in credit quality. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. For the highly illiquid securities, including certain collateralized loan obligations (“CLOs”), unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the credit loss and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no credit loss was identified as of September 30, 2024 and no impairment loss has been recorded.
Equity Securities
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at September 30, 2023 and 2024.

	Six months ended September 30,
	2023 (As Adjusted)	2024
	(in millions)
Net gains (losses) recognized during the period(1)	¥689,090	¥(474,755)
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	19,247	(97,385)
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥669,843	¥(377,370)

Note:
(1)Included in Investment securities gains (losses)—net.
Measurement Alternative of Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2024 and September 30, 2024.

	March 31, 2024 (As Adjusted)	September 30, 2024
	(in millions)
Measurement alternative balance	¥483,218	¥571,434
The related adjustments for these securities during the six months ended September 30, 2023 and 2024 were as follows:

	Six months ended September 30,
	2023	2024
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(8,187)	¥(14,782)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥(1,567)	¥—
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥783	¥6,309

Notes:
(1)Included in Investment securities gains (losses)—net.
(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
(4)The cumulative impairment losses at March 31, 2024 and September 30, 2024 were ¥29,569 million and ¥43,714 million, respectively.
(5)The cumulative downward changes for observable prices at March 31, 2024 and September 30, 2024 were ¥2,961 million and ¥2,961 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2024 and September 30, 2024 were ¥58,104 million and ¥64,386 million, respectively.